Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2023	30,305,156	247,496
Exercise of stock options	144,142	4,610
Issuance of common shares under employee share purchase plan	14,426	613
Release of restricted share units	65,997	2,457
Issuance of common shares related to contingent consideration(i)	8,728	330
Purchase of common shares held for cancellation (ii)	(282,494)	(2,211)
Balance – December 31, 2024	30,255,955	253,295
Exercise of stock options	17,112	489
Issuance of common shares under employee share purchase plan	15,888	555
Release of restricted share units	57,913	2,279
Release of shares in escrow related to business combination (i)	17,457	656
Purchase of common shares held for cancellation (ii)	(1,617,036)	(12,669)
Balance – December 31, 2025	28,747,289	244,605

(i) Purchase consideration for the acquisition of Circles Collective Inc. (O/A PeerBoard) included the issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services. During the fiscal year ended December 31, 2025, 17,457 (2024 - 8,728) of the shares were released from escrow and recognized in share capital.
(ii) On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025.